Related Party Transactions - Narrative (Details) - CAD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 17, 2022	Dec. 31, 2023	Jun. 30, 2023
Related Party Transactions
Accounts payable and accrued liabilities		$ 10,827	$ 12,737
Officers
Related Party Transactions
Accounts payable and accrued liabilities		149	1,373
Telescope | MSA
Related Party Transactions
Funding period	1 year
Amount of costs incurred		760	764
Accounts payable and accrued liabilities		$ 80	$ 115